Share-Based Payment Arrangements (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure of share-based payment arrangements [Abstract]
Number and weighted average exercise price of share options
The number, weighted-average exercise price, weighted average share price at exercise date and average contractual life of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS
Options outstanding at July 1, 2023	5,845	6,965	29,012	904,825	345,845	1,465,971
Options granted during the period	—	—	—	1,386,725	—	1,666,357
Options exercised during the period	—	—	(125)	(383,158)	(79,353)	—
Options forfeited during the period	—	—	—	(13,059)	(12,896)	(120,596)
Options outstanding at December 31, 2023	5,845	6,965	28,887	1,895,333	253,596	3,011,732

Weighted average exercise price December 31, 2023 - £	0.90	—	—	—	39.43	49.30
Weighted average share price at exercise date during six month period ending December, 31, 2023 - £	—	—	50.28	39.76	52.55	—
Weighted average contractual life December 31, 2023 - years	1	13	2	3	0	6

Summary of valuation inputs
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs.

	2023 SS	2022 SS
Exercise price	£36.81- £38.75	£54.52
Risk-free rate	4.49%	4.23%
Expected volatility	50.14%	50.36%
Expected dividends	—	—
Fair value of option	£32.85- £33.49	£35.68